CONSOLIDATED BALANCE SHEETS (PARENTHETICAL) - shares	Dec. 31, 2017	Dec. 31, 2016
Equity
Common units issued (in units)	75,278,250	75,278,250
Subordinated units issued (in units)	16,543,350	16,543,350